Long-term Debt - Senior Unsecured, Secured Notes and NALP Notes (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 24, 2016	Sep. 10, 2016	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016	Aug. 09, 2016	May 31, 2016	Feb. 09, 2015	Oct. 23, 2014
Debt Instrument [Line Items]
Make-whole premium in debt extinguishment			$ 0	$ 87,700,000	$ 0
Loss on debt extinguishment		$ 111,700,000	(4,700,000)	111,700,000	$ 0
Book value of debt			11,011,200,000	$ 11,383,900,000
Senior notes | Senior Secured Notes, Maturity 2022
Debt Instrument [Line Items]
Repurchase amount of debt	$ 609,600,000							$ 535,400,000
Make-whole premium in debt extinguishment	87,700,000
Loss on debt extinguishment	111,700,000
Write off of deferred financing costs on previous loans	$ 24,000,000
Senior notes | NALP Notes
Debt Instrument [Line Items]
Repurchase amount of debt			135,500,000
Loss on debt extinguishment			(4,700,000)
Par value of note repurchased			160,000,000
Book value of debt			140,200,000
Interest paid			$ 3,700,000
Senior notes | Senior Unsecured Notes, Maturity 2024
Debt Instrument [Line Items]
Face amount of debt instrument							$ 1,250,000,000
Stated interest rate			6.625%				6.625%
Senior notes | Senior Unsecured Notes, Maturity 2025
Debt Instrument [Line Items]
Face amount of debt instrument						$ 1,250,000,000
Stated interest rate			5.75%			5.75%
Senior notes | Senior Secured Notes, Maturity 2022
Debt Instrument [Line Items]
Face amount of debt instrument									$ 1,145,000,000.0
Stated interest rate									7.75%